ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 27, 2017	Renee E. Laws T +1 617 235 4975 renee.laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Funds Trust II (formerly, Metropolitan Series Fund) (the “Trust”) (File Nos. 002-80751 and 811-03618)

Ladies and Gentlemen:

On behalf of the Trust, we are today filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 84 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A under the Act (the “Registration Statement”).

The Amendment is being filed in connection with the Trust’s annual update of its Registration Statement. Pursuant to the provisions of Rule 485(b) under the Act, it is intended that the Amendment become effective on May 1, 2017.

We have assisted the Trust in the preparation of the Amendment and believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the Act.

Please direct any questions you may have with respect to this filing to the undersigned at (617) 235-4975.

Very truly yours,

/s/ Renee E. Laws

Renee E. Laws

cc:	Andrew Gangolf, Esq.

Michael Lawlor, Esq.

Brian D. McCabe, Esq.

Jeremy C. Smith, Esq.